SHEPMYERS INVESTMENT COMPANY


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS







                                  June 30, 1998

















                                  P.O. Box 339
                           Hanover, Pennsylvania 17331

                          Shepmyers Investment Company

                                  P.O. BOX 339

                           HANOVER, PENNSYLVANIA 17331



August 24, 1998



Dear Shareholder:

We are pleased to send you the Semi-Annual Report, which reflects the company's financial position as of June 30, 1998.

During the first six months of 1998, economic trends remained a mixed picture with the domestic economy actually stronger that the 1.4% GDP growth estimated for the second quarter. The consumer sector remains solid with both strong income and growth in jobs. Weakness in the economy is beginning to surface in new orders for capital goods and a slow-down in corporate profits. Interest rates should remain in a tight range as the tug-of-war between domestic trends and international developments plays out. Concerns about rising wage inflation likely will keep yields from falling much. While capital flowing into U.S. bonds from overseas should keep long term yields from rising.

Over the last six months, the yield on the Municipal Bond Buyer Index has declined from 5.15% at year-end 1997 to 5.14% at June 30, 1998. We maintain our long-standing emphasis on managing a well-diversified portfolio of high quality municipal securities. As of June 30, 1998 our portfolio had an average maturity of 7.00 years with the longest maturity being 16 years. In addition, over 88% of the assets were rated "AA-" or higher by either Standard and Poor's or Moody's Investor Services, Inc. None of the securities in the portfolio received less than an "A" rating by either of the two rating agencies.

We appreciate the confidence you have shown in the Board and welcome your comments.

Sincerely,

/s/ Paul E. Spears
Paul E. Spears
President and Chairman of the Board


PES/sk

                       STATEMENT OF ASSETS AND LIABILITIES

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1998
                                   (unaudited)

ASSETS
------

Investments at market value - (cost $15,217,780)                   $15,747,488
Cash                                                                     1,000
Accrued interest receivable                                            205,791
Prepaid expenses                                                         2,528
                                                                   -----------
           TOTAL ASSETS                                             15,956,807
                                                                   -----------
LIABILITIES
-----------

Investment purchases payable                                           422,770
Dividends declared - Note 2                                            115,236
Accrued liabilities - Note 3                                            38,713
                                                                   -----------
           TOTAL LIABILITIES                                           576,719
                                                                   -----------

           NET ASSETS at market, applicable to
           768,238 outstanding common shares,
           equivalent to $20.02 a share - Note 5                   $15,380,088
                                                                   ===========
See notes to financial statements.

                                   INVESTMENTS

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1998
                                   (unaudited)

Principal
  Amount                        Description                                               Market Value
---------                       -----------                                               ------------
              HOUSING FINANCE AGENCY BONDS - 6.98%

 $125,000      Minnesota Housing Finance Agency, 6.80%, due 1/1/99,
                 callable 1/1/96 at 102                                                     $  126,600
  190,000      Massachusetts Housing Finance Agency, 6.75%, due
                 6/1/99, callable 12/1/96 at 102                                               194,047
  100,000      Oregon State Housing and Community Service Department,
                 Single Family Mortgage, 4.20%, due 7/1/99                                     100,090
  400,000      Pennsylvania Housing Finance System, Single Family
                 Mortgage, Series S, 7.25%, due 10/1/03                                        424,000

  250,000      Alaska State Housing Finance Corporation, 4.80%,
                 due 6/1/09, callable 6/1/08 at 101                                            253,750
                                                                                            ----------
              TOTAL HOUSING FINANCE AGENCY BONDS                                             1,098,487
                                                                                            ----------
              GENERAL OBLIGATION BONDS - 52.91%

  175,000      Birmingham, Alabama, 7.00%, due 7/1/98                                          175,000
  300,000      New Mexico State Severance, 5.20%, due 7/1/01
                 callable, 7/1/99 at 100                                                       304,860
  640,000      Commonwealth of Pennsylvania, First Series, 6.60%,
                 due 6/1/01, pre-refunded 6/1/99 at 101                                        664,640
  300,000      New Hampshire, 6.50%, due 10/1/99                                               309,120
  300,000      Dauphin County, Pennsylvania, 4.90%, due 3/15/00                                304,110
  200,000      Pleasant Valley Pennsylvania School District,
                 6.00%, due 3/15/07, pre-refunded 3/15/00 at 100 (MBIA)                        206,660
  350,000      Montgomery County Pennsylvania, 5.20%, due
                 10/15/07, pre-refunded 10/15/00 at 100                                        360,290
  500,000      Washington Suburban Sanitation District, Maryland
                 Water Supply, 6.80%, due 6/1/05, pre-refunded
                 6/1/01 at 102                                                                 547,300
  215,000      Utah State Municipal Finance Coop, Salt Lake, 6.90% due
                 3/1/02, callable 3/1/00 at 100 (LOC - Government Revenue
                 Pool)                                                                         229,513
  155,000      Cambria County Pennsylvania, 5.20%, due 8/15/02 (FGIC)                          160,425
  300,000      Haverford Township Pennsylvania School District,
                 (Delaware County), 6.00%, due 6/1/09, pre-refunded
                 6/1/04 at 100 (FGIC)                                                          325,650
  350,000      Erie County Pennsylvania, 4.90%, due 7/1/04                                     350,000
  225,000      Wilkes-Barre Pennsylvania School District, (Luzerne County),
                 6.00%, due 4/1/08, pre-refunded 10/1/04 at 100 (FGIC)                         245,205

See notes to financial statements.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1998
                                   (unaudited)



Principal
  Amount                        Description                                               Market Value
---------                       -----------                                               ------------

              GENERAL OBLIGATION BONDS - 52.91% - Continued
 $200,000      Seneca Valley Pennsylvania School District, 5.50%,
                 due 2/15/09, pre-refunded 8/15/05 at 100                                   $  212,820
  250,000      Wissahickon Pennsylvania School District, 4.75%,
                 due 11/15/05, callable 11/15/02 at 100                                        254,825
  510,000      Indiana Municipal Bond Bank, 6.75%, due 1/1/06
                 (LOC Sumitoma Bank, Ltd.), callable 1/1/01 at 102                             546,006
  225,000      Tunkhannock Area School District, Wyoming County,
                 Pennsylvania, 4.45%, due 7/15/06 (AMBAC)                                      223,673
  210,000      Beaver County, Pennsylvania, 5.30%, due 10/1/10,
                 pre-refunded 10/1/06 at 100 (MBIA)                                            223,797
  150,000      Kane, Cook & DuPage Counties, Illinois School
                 District No. 46, 4.45%, due 1/1/07 (FSA)                                      149,100
  170,000      Reading, Pennsylvania, 4.50%, due 11/15/07,
                 callable 11/15/05 at 100 (AMBAC)                                              170,595
  210,000      Delaware County, Pennsylvania, 5.35%, due 10/1/08, callable
                 10/1/06 at 100 (MBIA)                                                         220,164
  290,000      Ephrata Pennsylvania School District, 5.40%, due 10/1/09,
                 callable 10/15/01 at 100 (FGIC)                                               294,524
  275,000      Shippensburg, Pennsylvania, 5.00%, due 11/15/09
                 callable 11/15/02 at 100 (FGIC)                                               278,080
  125,000      Berks County, Pennsylvania, 5.00%, due 5/15/10,
                 callable 5/15/03 at 100 (FGIC)                                                126,025
  200,000      Connecticut State, 5.30%, due 10/15/10                                          208,020
  325,000      Port Houston Authority, Harris County Texas, 5.00%,
                 due 10/1/10, callable 10/1/07 at 100                                          330,200
  100,000      Arlington Heights, Illinois, 5.00%, due 12/1/11,
                 callable 12/1/05 at 100                                                       100,980
  250,000      Commonwealth of Pennsylvania, 5.375%, due 4/15/12,
                 callable 4/15/06 at 101.5                                                     257,900
  300,000      Armstrong Pennsylvania School District, 5.00%, due
                 9/15/14, callable 9/15/04 at 100 (FGIC)                                       300,810
  250,000      Dauphin County Pennsylvania General Authority Subscriber,
                 4.95%, due 6/1/26, callable 6/1/05 at 100, putable 6/2/08                     252,300
                                                                                            ----------
              TOTAL GENERAL OBLIGATION BONDS                                                 8,332,592
                                                                                            ----------

              SPECIAL OBLIGATION BONDS - 1.93%

  300,000      Pennsylvania Intergovernmental Coop Authority (City
                 of Philadelphia), Special Tax Revenue, 4.70%,
                 due 6/15/01                                                                   304,620
                                                                                            ----------
              TOTAL SPECIAL OBLIGATION BONDS                                                   304,620
                                                                                            ----------

              REVENUE BONDS - 35.48%

  245,000      Kenton County Kentucky, School District Finance
                 Corporation School Buildings, 4.25%, due 7/1/98                               245,000


See notes to financial statements.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1998
                                   (unaudited)


Principal
  Amount                        Description                                               Market Value
---------                       -----------                                               ------------

              REVENUE BONDS - 35.48% - Continued

 $500,000      Hillsborough County Florida Aviation Authority,
                 (Tampa International Airport), 4.25%, due 10/1/98                            $500,250
  250,000      Kane County, Illinois Public Buildings, Elgin College,
                 6.80%, due 12/1/02, pre-refunded 12/1/99 at 100                               260,000
  125,000      East Penn Pennsylvania School District, 5.45%, due
                 11/15/11, pre-refunded 5/15/02 at 100 (MBIA)                                  130,438
  275,000      East Penn Pennsylvania School District, 5.45%, due
                 11/15/13, pre-refunded 5/15/02 at 100 (MBIA)                                  287,952
  230,000      Intermountain Power Agency, Utah, 6.80%, due
                 7/1/02, callable 1/1/97 at 102                                                234,968
  300,000      Pennsylvania State Certificates of Participation,
                 Lease Revenue, 4.90%, due 7/1/02 (AMBAC)                                      307,470
  350,000      District of Columbia, Georgetown University, 6.90%,
                 due 4/1/04, callable 4/1/99 at 102                                            362,670
  450,000      Chester County Pennsylvania Health and Educational
                 Authority, Main Line Facility Health System Revenue,
                 4.90%, due 5/15/04                                                            460,395
  175,000      State Public Schools Pennsylvania College Revenue
                 (Harrisburg Community), 5.10%, due 4/1/06 (MBIA)                              181,633
  200,000      Allegheny County, Pennsylvania Hospital Authority,
                 (Children Hospital), 4.85%, due 7/1/05 (MBIA)                                 204,260
  250,000      Lancaster County Pennsylvania Vo-Tech School Authority,
                 6.50%, due 2/15/07, callable 2/15/04 at 100                                   275,274
  200,000      Tennessee State LOC Development Authority, 4.75%,
                 due 3/1/08, callable 3/1/06 at 100 (MBIA)                                     201,800
  200,000      Salt River Project Arizona Agricultural and Power
                 Electric System, 5.00%, due 1/1/10, callable
                 1/1/99 at 100                                                                 203,000
  200,000      Kentucky State Property and Building, 5.00%, due
                 9/1/10, callable 9/1/03 at 102                                                201,880
  200,000      Lincoln Nebraska Electric System, 5.25%, due 9/1/11                             204,900
  200,000      Madison Wisconsin Sewer System, 5.00%, due 12/1/11,
                 callable 12/1/06 at 100                                                       202,240
  350,000      Lancaster County Pennsylvania Area Sewer, 5.50%,
                 due 4/1/12 (MBIA)                                                             358,715
  200,000      Governor Mifflin Pennsylvania School District, 5.40%,
                 due 9/15/12, callable 9/15/03 at 100 (AMBAC)                                  204,040
  450,000      Florida Board of Education, 5.30%, due 6/1/13,
                 callable 6/1/03 at 101                                                        459,180
  100,000      Virginia Resources Authority, 5.25%, due 10/1/13,
                 callable 10/1/03 at 102                                                       101,860
                                                                                            ----------
              TOTAL REVENUE BONDS                                                            5,587,925
                                                                                            ----------

See notes to financial statements.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1998
                                   (unaudited)


Principal
  Amount                        Description                                               Market Value
---------                       -----------                                               ------------
              INDUSTRIAL REVENUE BONDS - .83%

 $130,000      Chester County Pennsylvania Industrial Development
                 Authority, Glenn Avenue Associates, 4.375%, due
                 11/15/98 (Guaranteed by Provident Mutual Life)                            $   130,156
                                                                                           -----------
              TOTAL INDUSTRIAL REVENUE BONDS                                                   130,156
                                                                                           -----------
SHORT-TERM INVESTMENTS - at cost, approximating market - 1.87%
Shares
------
  293,708      Muni Fund Portfolio of Municipal Funds for
                 Temporary Investment                                                          293,708
                                                                                           -----------
              TOTAL SHORT-TERM INVESTMENTS                                                     293,708
                                                                                           -----------
              TOTAL INVESTMENTS -100.00% (cost $15,217,780)                                $15,747,488
                                                                                           ===========


See notes to financial statements.

                             STATEMENT OF OPERATIONS

                          SHEPMYERS INVESTMENT COMPANY

                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (unaudited)
INVESTMENT INCOME
-----------------
   Interest                                                          $412,132

EXPENSES
--------
   Investment advisory fees Note 3                                     12,500
   Custodian fees                                                       3,880
   Transfer and dividend disbursing agent fees                          1,260
   Legal and professional fees - Note 3                                15,850
   Officers' salaries and directors' fees - Note 3                     14,800
   Capital stock tax                                                    1,250
   Clerical                                                             1,250
   Insurance                                                            1,250
   Miscellaneous                                                        6,638
                                                                     --------
                                                                       58,678
                                                                     --------
         NET INVESTMENT INCOME                                        353,454
                                                                     --------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS NOTE 4
---------------------------------------------------------
  Net realized gains on investment transactions                         3,625
  Net unrealized depreciation of investments                          (20,327)
                                                                     --------
                                            NET LOSS ON INVESTMENTS   (16,702)
                                                                     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $336,752
                                                                     ========

See notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                          SHEPMYERS INVESTMENT COMPANY

                                                   For the Six    For the Year
                                                   Months Ended       Ended
                                                  June 30, 1998    December 31,
                                                   (unaudited)         1997
                                                  -------------   -------------
CHANGES RESULTING FROM OPERATIONS
---------------------------------
   Net investment income                         $   353,454        $   732,833
   Net realized gains from investment
    transactions                                       3,625             42,711
   Net unrealized (depreciation)/
    appreciation of investments                      (20,327)            17,992
                                                 -----------        -----------
           Net increase in net assets
           resulting from operations                 336,752            793,536

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------
   Dividends from net investment income             (499,322)          (760,556)
   Dividends from realized capital gains              (9,251)           (36,624)
                                                 -----------        -----------
    Total (decrease) in net assets                  (171,821)            (3,644)

NET ASSETS
----------
   Beginning of year                              15,551,909         15,555,553
                                                 -----------        -----------
   End of period/year (including
    undistributed net investment income of
    $123,429 and $269,297, respectively)         $15,380,088        $15,551,909
                                                 ===========        ============

See notes to financial statements.

                              FINANCIAL HIGHLIGHTS

                          SHEPMYERS INVESTMENT COMPANY

                                                           For the Six
                                                           Month Period
                                                              Ended                         For the Year Ended December 31,
                                                           ------------         ----------------------------------------------
                                                          June 30, 1998         1997       1996      1995      1994       1993
                                                          -------------         ----       ----      ----      ----       ----
                                                           (unaudited)


PER SHARE DATA (for a share outstanding
  throughout the indicated year/period)

Net asset value, beginning of year                             $20.24          $20.25     $20.49    $19.81    $20.82      $20.82
  Income from operations:
          Investment income                                       .54            1.10       1.15      1.16      1.15        1.19
          Expenses                                                .08             .15        .15       .14       .15         .14
                                                               ------          ------     ------    ------    ------      ------
 Net investment income                                            .46             .95       1.00      1.02      1.00        1.05
 Net realized and unrealized
   gain/(loss) on investments                                    (.02)            .08       (.21)      .67      (.95)        .11
                                                               ------          ------     ------    ------    ------      ------
Total from investment operations                                  .44            1.03        .79      1.69       .05        1.16
                                                               ------          ------     ------    ------    ------      ------
Less distributions:
 Dividends from net investment
   income                                                        (.65)           (.99)     (1.03)    (1.01)    (1.06)      (1.13)
 Distributions from net realized
   investment transactions                                       (.01)           (.05)        -         -         -         (.03)
                                                               ------          ------     ------    ------    ------      ------
Total distributions                                              (.66)          (1.04)     (1.03)    (1.01)    (1.06)      (1.16)
                                                               ------          ------     ------    ------    ------      ------
Net asset value, end of year/period                            $20.02          $20.24     $20.25    $20.49    $19.81      $20.82
                                                               ======          ======     ======    ======    ======      ======
TOTAL RETURN BASED ON NET ASSET VALUE (1)                        2.15%           5.09%      3.80%     8.58%      .10%       5.57%
RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year/period
       (in thousands)                                         $15,380         $15,552    $15,556   $15,745   $15,220     $15,994
     Ratio of expenses to average
        net assets                                                .38%            .75%       .75%      .72%      .73%        .67%
     Ratio of net investment income
         to average net assets                                   2.31%           4.78%      4.99%     5.10%     5.02%       5.14%
     Portfolio turnover rate                                     3.98%          21.71%     12.61%    11.00%    12.68%      14.92%
     Number of shares outstanding at
         end of year/period                                   768,238         768,238    768,238   768,238   768,238     768,238


(1) Total return based on market price has not been disclosed due to lack of market price information.

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1998

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management company and intends to meet the requirements of a regulated investment company as defined under Subchapter M of the Internal Revenue Code. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

The Company's investment objective is to seek a high level of income and capital gains, net of federal income tax as is consistent with the preservation of capital. The Company will invest primarily in tax-exempt obligations, but may also own taxable obligation, preferred stock (including convertible preferred stock), other fixed-income securities and common stocks (including warrants and rights to purchase common stock). The relative proportions of the types of the Company's portfolio securities will vary from time to time but not less than 50% of the portfolio will be invested in obligations issued by states, territories, and possessions of the United States and the District of Columbia, and their political subdivisions, duly constituted authorities and corporations, the interest on which is exempt from federal income tax in the opinion of bond counsel to the issuers.

Valuation of Investments: Investments are valued based on prices furnished by an independent pricing service. This service determines the valuations based on valuations for normal institutional size trading units of debt securities. In most instances, these valuations represent the mean between the most recently quoted bid and ask prices. In the event that market quotations are not readily available, securities are valued at their fair value by the investment advisor under the supervision and responsibility of the Company's Board of Directors. These valuations are believed to accurately reflect the fair market value of such securities.

Recording of Transactions: Security transactions are accounted for on the date-the securities are purchased or sold (trade date). Dividends and distributions to shareholders are recorded on the declaration date.

Determination of Realized Gains or Losses from Investment Transactions:
Realized gains or losses from investment transactions are calculated on the identified cost basis.

                          SHEPMYERS,INVESTMENT COMPANY

                                  JUNE 30, 1998

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumption that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Federal Income Tax: It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for Federal income taxes.

Investment Income: The Company records interest income on the accrual basis. In computing net investment income, the Company amortizes premium over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Original issue discount is accreted over the life of the security.

NOTE 2 - DIVIDENDS

On May 11, 1998 the Board of Directors declared a cash dividend from net investment income of $.15 per share. The dividend is payable on July 1, 1998 to shareholders of record on June 3, 1998.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory agreement provides that the Company will pay to the Investment Advisor, as compensation for services provided, a fee at an annual rate of $25,000. At June 30, 1998, $6,250 is payable.

An officer of the Company is a partner in a law firm that provides legal services to the Company. Fees for these services aggregated $8,500 for the six months ended June 30, 1998, of which $4,250 is payable at June 30, 1998.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1998

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH
         AFFILIATES (continued)

The Board of Directors has resolved that each director be paid $250 per meeting attended plus an annual fee of $600, and that the Chairman of the Board be paid an annual consulting fee of $15,000 and other officers an annual salary of $100 from the income of the Company as compensation for their services. Directors and officers are reimbursed by the Company for out-of-pocket expenses incurred in attending meetings of the Board of Directors.

NOTE 4 - COST, PURCHASES, AND SALES OF SECURITY INVESTMENTS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $1,048,307 and $602,500, respectively, during the six months ended June 30, 1998.

At June 30, 1998, the cost of investment securities owned is the same for financial reporting and federal income tax purposes. Net unrealized appreciation of investment securities is $529,708 (aggregate gross unrealized appreciation of $532,452 less aggregate gross unrealized depreciation of $2,744).

NOTE 5 - COMPONENTS OF NET ASSETS

The components of net assets at June 30, 1998 are as follows:

Common Stock--par value $.50 per share,
   768,238 shares issued and outstanding,
   (2,000,000 shares authorized); and
   capital paid-in                                                   $14,723,326
Undistributed net investment income                                      123,429
Undistributed net realized gains on
   investment transactions                                                 3,625
Net unrealized appreciation of investments                               529,708
                                                                     -----------
                                  NET ASSETS                         $15,380,088
                                                                     ===========

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

         The matters described below were submitted to a vote of shareholders of Shepmyers Investment Company (the "Company") at an Annual Meeting of Shareholders held on May 11, 1998 (the "Meeting"):

         Matter 1 - Election of Directors: At the Meeting, Paul E. Spears, Gordon P. King, Lawrence S. DeVan, John M. Fuss, Ralph E. Lemmon, Jr., Robert P. Myers, Paul Frey Spears, John F. Thompson, III and C. Daniel Weber, constituting the entire Board of Directors, were elected to hold office until the next Annual Meeting of Shareholders and until his successor is elected and qualified.

         The following shares were voted for, against or abstained in the election of directors:

                                      For         Against            Abstain
                                      ---         -------            -------
Paul E. Spears                      685,548          0                  65
Gordon P. King                      685,548          0                  65
Lawrence S. DeVan                   685,548          0                  65
John M. Fuss                        685,548          0                  65
Ralph E. Lemmon, Jr.                685,548          0                  65
Robert P. Meyers                    685,548          0                  65
Paul Frey Spears                    685,548          0                  65
John F. Thompson, III               685,548          0                  65
C. Daniel Weber                     658,548          0                  65

         Matter 2 - Approval of the Continuation of the Existing Advisory Agreement between the Company and The Rittenhouse Trust Company ("RTC") until April 30, 1999:

         The Company's directors, including a majority of the Company's disinterested directors, voted to approve the continuation of the existing advisory agreement between the Company and RTC until April 30, 1999 and to recommend its approval by the shareholders of the Company at the Meeting.

         The number of shares cast in favor of the resolution approving the continuation of the existing advisory agreement was 658,580. The number of votes cast against such resolution was zero. The number of votes abstaining was 33.

         Matter 3 - Ratification of the Selection of Ernst & Young, LLP ("Ernst & Young") as the Company's Independent Certified Public Accountants for the Year Ending December 31, 1998:

         Ernst & Young, the Company's auditors beginning in 1978, were selected as independent certified public accountants for the Company for the year ending December 31, 1998 by a majority of the members of the Company's Board of Directors who are not "interested persons" of the Company. The ratification of the selection of independent certified public accountants was submitted to the Company's shareholders at the Meeting.

         The number of shares cast in favor of the resolution ratifying the Board's selection of Ernst & Young as the Company's independent certified public accountants was 685,613. The number of shares cast against such resolution was zero. The number of shares abstaining was zero.

                               CORPORATE DIRECTORY



DIRECTORS AND OFFICERS

P.E. Spears*
     President and Chairman of the Board

G.P. King*
     Vice President and Treasurer

W.B. McConnel, III
     Secretary

L.S. DeVan*
J.M. Fuss*
R.E. Lemmon, Jr.*
R.P. Myers*
P.F. Spears*
J.F. Thompson, III*
C.D. Weber*
                                                                       *Director

AUDITOR

Ernst & Young, LLP
     Harrisburg, Pennsylvania

COUNSEL

Drinker Biddle & Reath LLP
     Philadelphia, Pennsylvania

INVESTMENT ADVISOR

The Rittenhouse Trust Company
     Radnor, Pennsylvania

CUSTODIAN, TRANSFER AGENT, REGISTRAR & DIVIDEND DISBURSING AGENT

Investors Trust Company
     Wyomissing, Pennsylvania